SHARE CAPITAL (Details)		12 Months Ended
	May 20, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Equity at beginning of period		$ 725,770,000	$ 635,426,000
Issuance of common shares, amount			69,000,000
Share issuance costs	$ (3,400,000)		(3,358,000)
Exercise of stock options		253,000	1,011,000
Equity at end of period		$ 1,429,570,000	$ 725,770,000
Explanation of fact that shares have no par value		The Company has an unlimited number of common shares without par value authorized for issue.
Issuance of common shares, shares | shares	23,000,000
Shares issued for the period per share amount | $ / shares	3.00
Proceeds from issuing shares	$ 69,000,000.0
Stock Options Clase of Share Capital [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period | shares		184,195,727	160,291,553
Equity at beginning of period		$ 492,306,000	$ 422,145,000
Issuance of common shares, shares | shares			23,000,000
Issuance of common shares, amount			$ 69,000,000
Share issuance costs			$ (3,358,000)
Exercise of stock options, shares		68,927	211,626
Exercise of stock options		$ 389,000	$ 1,438,000
Shares issued on vesting of share units, shares		1,146,452	692,548
Shares issued on vesting of share units		$ 4,468,000	$ 3,081,000
Acquisition of Roxgold, shares | shares		106,106,224
Acquisition of Roxgold, amount		$ 582,523,000
Convertible debenture conversion, shares | shares		12,000
Convertible debenture conversion, amount		$ 60,000
Number of shares outstanding at end of period | shares		291,529,330	184,195,727
Equity at end of period		$ 1,079,746,000	$ 492,306,000